Note 5 - Warrants (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
Schedule of Outstanding Warrants

The following table summarizes the activity in our outstanding warrants since December 31, 2019:

	Number of Warrants	Weighted Average Exercise Price
December 31, 2019	327,253	$8.89
Granted	871,630	2.11
Exercised	(224,793)	2.03
Forfeited, Canceled	—	—
September 30, 2020	974,090	$4.03

The following table sets forth the changes in the number of warrants outstanding for the periods presented:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2017	710,174	$8.95
Exercised	(18,405)	3.00
Forfeited, Canceled	(163,715)	3.34
Outstanding at December 31, 2018	528,054	10.90
Forfeited, Canceled	(200,801)	14.18
Outstanding at December 31, 2019	327,253	$8.89